Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments - fair values and risk management

25	Financial instruments - fair values and risk management
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Fair values
Fair values vs carrying amounts
The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	2023 € '000s	2023 € '000s	2022 € '000s	2022 € '000s
Assets
Loans receivable	95,809	95,809	25,524	25,524
Trade and other receivables	97,158	97,158	75,700	75,700
Regulatory deposits	11,951	11,951	11,809	11,809
Restricted cash	38,287	38,287	148,240	148,240
Cash and cash equivalents	241,923	241,923	254,778	254,778
Financial assets
Investments in non-listed equity instruments	174	174	1,781	1,781
Total	485,302	485,302	517,832	517,832

Liabilities
Derivative financial instruments	44,656	44,656	15,129	15,129
Trade and other payables	162,875	162,875	129,074	129,074
Lease liabilities	29,145	29,145	17,259	17,259
Deferred and contingent consideration	2,714	2,714	—	—
Interest-bearing loans and borrowings	87	87	1,203	1,203
Customer liabilities (at fair value through profit/loss)	67,592	67,592	50,246	50,246
Total	307,069	307,069	212,911	212,911

Net	178,233	178,233	304,921	304,921
Financial assets and liabilities included in the assets and associated liabilities held for sale, the details of which are disclosed in note 18, approximate their fair value.

25	Financial instruments - fair values and risk management (continued)
Fair value hierarchy
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: inputs for the asset or liability that are based on observable market data (i.e. observable inputs); and
•Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).
Basis for determining fair value though profit and loss
The following are the significant methods and assumptions used to estimate the fair values for the financial instruments above.
Financial instruments carried at amortized cost
All financial instruments measured at amortized cost approximate their fair value because the EIR is not materially different to the applicable market rates during the term of these instruments.
Financial instruments carried at fair value through other comprehensive income
Investments in non-listed equity instruments (Level 3)
The Group holds non-controlling interest in entities. These investments were irrevocably designated at fair value through Other Comprehensive Income ("OCI") as the Group considers the investments to be strategic in nature.
The fair value of the remaining investment is determined based on a discounted cash flow valuation method. A fair value loss of €0.8 million was recognized in OCI in the current year relating to the investment.
Financial instruments carried at fair value through profit and loss
Derivative financial instruments (Level 3)
Customer Liabilities
Customer liabilities relating to open sports bets are fair valued as at year end to reflect the movement in odds between the date a bet was placed and the odds as at year end.
Funding and option arrangements
Option to sell B2B Division of DGC
In determining the fair value of the B2B Option as at December 31, 2023, the Group applied a valuation technique that takes into accounting the likelihood of occurrence of each event outlined in note 19, based on the Group and its legal counsel assessment of the probability of both conditions being met at each valuation date. This approach allows for a two-step process, which incorporates uncertainty around the satisfaction or not of each condition and the underlying B2B Division business risks using a Black Scholes model. The volatility was based on historical volatility of a group of comparable companies with a look back period equal to the time to expiry of the option at each valuation date. The B2B Option was categorized as a Level 3 instrument under the fair value hierarchy due to the non-observable inputs used in the valuation.
The fair value of the option liability as at December 31, 2023 was €42.6 million (2022: €15.1 million) and was recognized in the derivative financial instruments line within the liabilities of the Consolidated Statements of Financial Position. The change in fair value was recognized in the change in fair value of option line within the Consolidated Statement of Profit or Loss - see note 19 for details.

25	Financial instruments - fair values and risk management (continued)
Financial instruments carried at fair value through profit and loss (continued)
Derivative financial instruments (Level 3) (continued)
Option to sell B2B Division of DGC (continued)
The key valuation assumptions as at December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Exercise price ($m)	4.3	3.2
Volatility	72.66%	59.17%
Time to expiration (years)	0.5	1.5
Risk-free rate	5.40%	4.57%
Probability of conditions being met	91%	58%
Financial instruments carried at amortized cost
Interest-bearing loans and borrowings
Analysis of loans and borrowings for the year ended December 31, 2023

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	0.00%	NGN	Unspecified
Other loans	On demand	0.00%	EUR	Unspecified

Analysis of loans and borrowings for the year ended December 31, 2022

Facility	Maturity	Interest rate	Currency	Facility amount
Financial institution loan	On demand	15.00%	ZAR	R75,032,000
Other loans	On demand	0.00%	EUR	Unspecified
Other loans	On demand	0.00%	NGN	Unspecified
Financial risk management
The Group’s activities expose it to a variety of financial risks, namely, market risk, liquidity risk and credit risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are described below.

25	Financial instruments - fair values and risk management (continued)
Market risk
Market risk relates to the risk that changes in prices, including sports betting prices/odds, foreign currency exchange rates and interest rates, will impact the Group’s income or the value of its financial instruments. Market risk management has the function of managing and controlling the Group’s exposure to market risk to within acceptable limits, while at the same time, ensuring that returns are optimized.
The management of market risk is performed under the supervision of the Group’s senior management and according to the guidance approved by them.
Sports betting prices/odds
Managing the risks associated with the sportsbook bets is a fundamental part of the Group’s business. Group senior management has the responsibility for the compilation of bookmaking odds and for sportsbook risk management as well as responsibility for the creation and pricing of all betting markets, and the trading of those markets through their lives.
A mix of traditional bookmaking approaches married with risk management techniques from other industries is applied, and extensive use is made of mathematical models and information technology. The Group has set predefined limits for the acceptance of sportsbook bet risks. Stake and loss limits are set by reference to individual sports, events and bet types. These limits are subject to formal approval by senior management.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure that; as far as possible, it will have sufficient liquidity to meet its liabilities when they become due.
Cash flow forecasting is performed in the operating entities of the Group on a monthly basis and then aggregated by Group Finance which closely monitors the actual status per company and the rolling forecast of the Group’s liquidity.
Customer funds are kept in dedicated accounts, separately from the Group’s operational bank accounts in order to ensure that their liability is met.

25	Financial instruments - fair values and risk management (continued)
Liquidity risk (continued)
The following table shows the cash flows for financial liabilities.

	Carrying Amount € '000s	Contractual cash flows € '000s	less than1 year € '000s	1 - 2 years € '000s	3 - 5 years € '000s	Over 5 years € '000s
At December 31, 2023
Liabilities
Trade payables	80,512	80,512	80,512	—	—	—
Accruals[1]	79,150	79,150	79,150	—	—	—
Other payables	3,214	3,214	3,214	—	—	—
Customer liabilities (at fair value through profit/loss)	67,592	67,592	67,592	—	—	—
Lease liabilities	29,145	43,982	7,881	6,549	11,370	18,182
Deferred and contingent consideration	2,714	2,714	2,392	322	—	—
Derivative financial instruments[2]	44,656	44,656	42,600	2,056	—	—
Interest-bearing loans and borrowings - principal	87	87	87	—	—	—
Total	307,070	321,907	283,428	8,927	11,370	18,182

At December 31, 2022
Liabilities
Trade payables	63,735	63,735	63,735	—	—	—
Accruals[1]	63,465	63,465	63,465	—	—	—
Other payables	1,874	1,874	1,874	—	—	—
Customer liabilities (at fair value through profit/loss)	50,246	50,246	50,246	—	—	—
Lease liabilities	17,259	22,616	7,536	7,375	7,586	119
Derivative financial instruments	15,129	15,129	—	15,129	—	—
Interest-bearing loans and borrowings - principal	661	661	661	—	—	—
Interest-bearing loans and borrowings - interest	542	542	542	—	—	—
Total	212,911	218,268	188,059	22,504	7,586	119
[1] Excludes gaming tax accruals
[2] Derivative financial instruments will be settled by way of the conclusion of the option arrangements detailed in note 19. Refer to note 29 for more details of the sale of the B2B division of DGC.

25	Financial instruments - fair values and risk management (continued)
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred and contingent consideration € '000s	Lease liabilities € '000s	Total € '000s
At January 1, 2021	212,812	9,072	221,884
Cash outflows	(24,641)	(3,413)	(28,054)
Deferred consideration paid	(4,050)	—	(4,050)
Effects of movements in exchange rates	4,124	527	4,651
Disposals	—	(347)	(347)
New leases	—	1,311	1,311
Other	25	—	25
Increase in deferred consideration	15,161	—	15,161
Loans novated - share subscription	(202,625)	—	(202,625)
Arising from business combinations	10,741	8,602	19,343
Liabilities assumed on business combination	2,881	—	2,881
Loans novated	(12)	—	(12)
Loans waived	(2,808)	—	(2,808)
Interest	5,364	497	5,861
At December 31, 2021	16,972	16,249	33,221
Cash outflows	(26,679)	(8,222)	(34,901)
Loans assumed in connection with the shares repurchased (See note 23.1)	222,345	—	222,345
Payments related to the repurchased shares (See note 23.1)	(224,322)	—	(224,322)
Deferred consideration paid	(13,200)	—	(13,200)
Effects of movements in exchange rates	1,875	(306)	1,569
Disposals	—	(112)	(112)
New leases	—	8,024	8,024
Arising as a result of merger	671	—	671
Arising from business combinations	23,445	—	23,445
Liabilities assumed on business combination	—	671	671
Interest	96	955	1,051
At December 31, 2022	1,203	17,259	18,462
Cash inflows	18,594	—	18,594
Arising from business combinations	120,992	4,367	125,359
Increase in deferred consideration	2,714	—	2,714
Cash outflows	(139,436)	(7,526)	(146,962)
Effects of movements in exchange rates	(1,859)	(791)	(2,650)
Disposals	—	(341)	(341)
New leases	—	4,410	4,410
Lease modification	—	11,737	11,737
Transfer to Liabilities associated with assets held for Sale	—	(2,038)	(2,038)
Other	15	—	15
Interest	578	2,068	2,646
At December 31, 2023	2,801	29,145	31,946

25	Financial instruments - fair values and risk management (continued)
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Credit risk also arises where cash and cash equivalents and restricted cash are deposited with banks or financial institutions. It is the Group’s policy to deposit funds only with reputable institutions with an acceptable credit rating, and to keep the position under review. Management do not consider there to be a concentration of credit risk within the Group as the cash equivalents and amounts receivable at year end are spread across a number of 3rd party suppliers across multiple locations. Additionally, cash and cash equivalents are kept deposited with banks or financial institutions with an acceptable credit rating and a stable outlook, thus mitigating the concentration risk.
The Group applies the IFRS 9, ‘Financial Instruments,’ simplified approach for trade and other receivables that do not contain a significant financing component and those that are recognized under IFRS 15, ‘Revenue from Contracts with Customers.’
The Group’s sports betting and online casino business are predominantly cash businesses where there is a requirement for the customer to pay in advance of entering into a transaction. These payments are collected through payment service providers. The Group does not grant credit to customers.
As such, the majority of the Group’s outstanding receivables balance is with payment service providers (PSPs), some of which are global brands, and others are smaller and country specific. The Group considers these PSPs as financial institutions that have high credibility in the market and strong payment profiles.
The Group monitors trade and other receivables based on credit risk characteristics and aging of the receivables.
This is accomplished through weekly cash flow meetings where inflows from PSPs are reviewed, and on a monthly basis a ‘PSP aging report’ is assessed. This enables management to identify any settlements outstanding for more than a month and will then be raised for consideration of write offs. Management also considers current and forward-looking information based on publicly available information affecting the ability of the debtors to settle receivables, for example, news of a PSP declaring bankruptcy, experiencing fraud or financial difficulties, etc..
In relation to regulatory deposits, cash and cash equivalents and loans receivable, the credit risk is low and any required provision would be non-existent or immaterial.
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Group has exposure to various currencies, primarily ZAR, CAD, USD, GBP, GHS and NZD. Exchange rates are monitored by Group Finance on a monthly basis to ensure that adequate measures are taken if fluctuations increase.
The effect of a 10% change of foreign currency exchange rates of the Euro against these exposed currencies on the Group’s monetary financial assets and liabilities is not material.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of change in market interest rates.
The Group is mainly exposed to borrowings interest rate risk. The interest rate on borrowings is based on the variable and fixed interest rates disclosed in the analysis of financial institution loans table included in this note.
The Group monitors its treasury at least monthly and seeks to obtain a commercial rate of return from AA or above rated institutions whilst not impacting on cash flow.